Consolidated Statements of Cash Flows (USD $)	12 Months Ended		85 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities:
Net loss	$ (7,814,722)	$ (2,635,561)	$ (22,029,794)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on settlement of accounts payables	6,980	44,356	105,713
Amortization of debt discount	557,453	769,185	2,266,942
Depreciation	4,169	3,399	11,674
Fair value of vested options and warrants	878,179	803,770	3,449,935
Fair value of common stock issued for services	1,198,297	256,100	1,717,397
Research and development costs payable in common stock	1,170,712		1,170,712
Fair value of shares transferred or sold to employees, directors and vendors by controlling stockholder	481,400	123,050	604,450
Impairment charge-intellectual property			572,867
Cost of private placement			2,148,307
Cost to induce conversion of 12% senior secured notes payable		866,083	866,083
Gain on extinguishment of derivative liabilities		(97,975)	(909,368)
Gain due to change in fair value of derivative liabilities		(2,640,497)	839,569
Gain due to cancellation of debt			(100,000)
Changes in operating assets and liabilities:
Accounts payable and interest payable	249,524	482,152	1,087,561
Other current assets, deposits and other assets	6,184	(28,490)	(35,215)
Net cash used in operating activities	(3,261,824)	(2,054,428)	(8,233,167)
Investing Activities
Purchase of equipment	(3,060)	(7,913)	(19,079)
Investment in intellectual property			(372,867)
Cash received from reverse merger			1,281
Net cash used in investing activities	(3,060)	(7,913)	(390,665)
Financing Activities
Proceeds from issuance of common stock, net	787,048	2,061,787	5,366,503
Proceeds from 12% convertible notes-net		645,200	645,200
Repayment of convertible notes-short term		(15,000)	(15,000)
Proceeds from sale of 2.5% senior secured convertible notes, net		1,498,333	2,893,339
Net cash provided by financing activities	787,048	4,190,320	8,890,042
Net change in cash	(2,477,836)	2,127,979	266,210
Cash - beginning balance	2,744,046	616,067
Cash - ending balance	266,210	2,744,046	266,210
Supplemental disclosure of cash flow information:
Cash paid for interest			32,666
Cash paid for income taxes	1,365	1,365	10,129
Supplemental disclosure of non-cash investing and financing transactions:
Stockholder notes issued in exchange for intellectual property			200,000
Conversion of convertible notes payable and accrued interest to equity	169,765	1,448,130	2,190,616
Derivative liability created upon issuance of the 2.5% senior secured convertible notes and attached warrants			1,500,000
Conversion of accounts payable to related party notes			100,000
Fair value of warrants and beneficial conversion feature associated with issued convertible notes		1,556,720	1,556,720
Common stock issued to settle accounts payable	9,283	23,748	106,030
Fair value of derivative liability extinguished upon modification of the 2.5% convertible notes		$ 3,472,549	$ 3,472,549